Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Debt is comprised of the following:

	December 31, 2012	December 31, 2011
	(in thousands)
Term Loan Facility, previously due July 2013	$—	$452,909
7.125% Senior Secured Notes, due April 2017	300,000	—
10.5% Senior Notes, due October 2017	294,503	293,676
10.25% Senior Notes, due April 2019	200,000	—
3.375% Convertible Senior Notes, due June 2038	67,054	90,180
7.375% Senior Notes, due April 2018	3,510	3,511
Total Debt	865,067	840,276
Less Short-term Debt and Current Portion of Long-term Debt	67,054	22,130
Total Long-term Debt, Net of Current Portion	$798,013	$818,146

Schedule of Maturities of Long-term Debt	The following is a summary of scheduled long-term debt maturities by year (in thousands):

2013	$67,054
2014	—
2015	—
2016	—
2017	594,503
Thereafter	203,510
$865,067

Components of Debt

	December 31, 2012			December 31, 2011
Liability Component	Notional Amount	Unamortized Discount	Carrying Value	Notional Amount	Unamortized Discount	Carrying Value
	(in millions)			(in millions)
10.5% Senior Notes, due October 2017	$300.0	$(5.5)	$294.5	$300.0	$(6.3)	$293.7
3.375% Convertible Senior Notes, due June 2038*	68.3	(1.2)	67.1	95.9	(5.7)	90.2
 _____________________________

*	The carrying amount of the equity component was $30.1 million at both December 31, 2012 and 2011.

The unamortized discount of the 10.5% Senior Notes is being amortized to interest expense over the life of the debt instrument. The unamortized discount of the 3.375% Convertible Senior Notes is being amortized to interest expense over their expected life which ends June 1, 2013.

	Year Ended December 31,
	2012				2011
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)				(in millions)
10.5% Senior Notes, due October 2017	$31.5	$0.8	$32.3	11.00%	$31.4	$0.8	$32.2	11.00%
3.375% Convertible Senior Notes, due June 2038	2.7	3.2	5.9	7.93	3.2	3.7	6.9	7.93

	Year Ended December 31, 2010
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)
10.5% Senior Notes, due October 2017	$31.4	$0.7	$32.1	11.00%
3.375% Convertible Senior Notes, due June 2038	3.3	3.4	6.7	7.93